Shareholders' Equity:	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

17. Shareholders’ Equity:

17.1. Preemptive subscription rights:

Shareholders have preemptive rights to subscribe for additional shares issued by the Company for cash on a pro rata basis when the Company makes a share offering. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

17.2. Dividends:

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception, as the result of an accumulated statutory deficit of approximately $142.1 million at December 31, 2011. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

17.3. Warrants:

The effects of applying the fair value method provided in accordance with ASC 718 are shown in Note 5.

On June 3, 2008 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.91 per warrant ($1.42). Each warrant is exercisable to purchase one Share at a price of €6.57 ($10.20). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in June 2008.

On June 24, 2009 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.74 per warrant ($1.03). Each warrant is exercisable to purchase one Share at a price of €4.50 ($6.29). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in July 2009.

On June 25, 2010 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.70 per warrant ($0.90). Each warrant is exercisable to purchase one Share at a price of €5.44 ($6.68). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in July 2010.

On June 24, 2011 the Company authorized the Directors of the Company, to subscribe to 350,000 warrants for a subscription price of €0.47 per warrant ($0.67). Each warrant is exercisable to purchase one Share at a price of €3.54 ($5.03). These warrants are issued for a four-year period and will vest over one year from the date of issuance. 300,000 warrants were subscribed in July 2011.

On exercise of warrants by beneficiaries, the Company issues new shares.

17.4. Stock options:

The Company issued stock options under plans approved by shareholders in 1990, 1993, 1996, 2000, 2001, 2003, 2004, 2005, 2007 and 2010. The option terms provide for exercise within a maximum 10-year term as from the date of grant. Generally, each option vests no more than four years from the date of grant.

In January 1997, the French parliament adopted a law that requires French companies and beneficiaries to pay social contributions, which generally represent 45% of the taxable salary, on the difference between the exercise price of a stock option and the fair market value of the underlying shares on the exercise date if the beneficiary sells the stock before a four-year period following the grant of the option (five years for options granted before 2000). This law is consistent with personal income tax law that requires individuals to pay income tax on the difference between the option exercise price and the fair value of the shares at the sale date if the shares are sold within four years of the option grant. The law applies to all options exercised after January 1, 1997. The Company has instituted an internal rule whereby, whilst remaining an employee of the Company, an individual may not sell the underlying share within four years of the option being granted.

In December 2007, the French parliament adopted a law that requires French companies to pay an additional social security contribution of 10% for each option granted, based on either the fair value of the option or 25% of share price at date of grant. This is applicable on all options granted since October 16, 2007. In December 2010, the French parliament introduced a contribution rate of 14% depending of the value of the grant.

On exercise of stock options by beneficiaries, the Company issues new shares.

17.5. Free Share Awards

On June 24, 2009, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

On June 25, 2010, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

On June 24, 2011, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

In December 2007, the French parliament adopted a law that requires French companies to pay an additional social contribution of 10% for each share granted, based on the share price at date of grant. . In December 2010, the French parliament introduced a contribution rate of 14% depending of the value of the grant.

On December 11, 2007 the Company granted 130,000 free share awards to officers and employees. On December 11, 2009 the Company issued 117,250 new shares related to this grant.

On April 3, 2008 the Company granted 40,000 free share awards to officers. On April 3, 2010 the Company issued 40,000 new shares related to this grant.

On December 10, 2008 the Company granted 210,000 free share awards to officers and employees. On December 10, 2010 the Company issued 200,050 new shares related to this grant.

On February 1, 2009 the Company granted 25,000 free shares to officers. As of December 31, 2011 these shares were cancelled

On December 11, 2009 the Company granted 295,000 free share awards to officers and employees. On December 11, 2011 the Company issued 267,400 new shares related to this grant.

On December 6, 2010 the Company granted 230,000 free shares awards to officers and employees.

On December 7, 2011 the Company granted 200,000 free shares to officers and employees.

17.6. Accumulated other comprehensive income:

The components of accumulated other comprehensive income is as follows:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Foreign currency translation	10,873	10,057

Total	10,873	10,057